Long-term bonds (Outstanding corporate bonds, medium-term notes and debt financing instrument of the Group) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of long-term bonds [line items]
Face value	¥ 48,000,000
Issue Price	48,200,000
Interest	86,802
Long-term bonds of overseas subsidiaries guaranteed by the company	3,826,000	¥ 3,921,000
Long-term borrowings [member]
Disclosure of long-term bonds [line items]
Issue Price	48,317,730	35,517,730
Balance as at the end of last year	33,060,916	31,286,923
Issued Amount	15,680,393	4,217,730
Interest	1,363,253	1,507,962
Amortization	9,648	(17,939)
Repayment	(13,373,537)	(2,800,000)
Foreign Exchange Gain	17,040	(46,320)
Foreign Currency Transition Differences	(185,254)	(258,936)
Interest Payable	669,176	679,458
Balance as at the end of year	36,572,459	33,060,916
2016 corporate bonds (1 st) [member]
Disclosure of long-term bonds [line items]
Face value	¥ 3,000,000	¥ 3,000,000
Issuance Date	June 2016	June 2016
Initial Period	5 years	5 years
Initial Distribution Rate	3.48%	3.48%
Effective Rate	3.48%	3.48%
Issue Price	¥ 3,000,000	¥ 3,000,000
Balance as at the end of last year	3,057,912	3,000,072
Interest	46,622	104,400
Amortization	(125)	62
Repayment	(3,104,400)
Interest Payable		57,778
Balance as at the end of year	9	3,057,912
2016 corporate bonds (2 nd) [member]
Disclosure of long-term bonds [line items]
Face value	¥ 1,200,000	¥ 1,200,000
Issuance Date	June 2016	June 2016
Initial Period	10 years	10 years
Initial Distribution Rate	3.98%	3.98%
Effective Rate	3.98%	3.98%
Issue Price	¥ 1,200,000	¥ 1,200,000
Balance as at the end of last year	1,226,429	1,199,985
Interest	47,761	47,760
Amortization	12	12
Repayment	(47,760)
Interest Payable	26,432	26,432
Balance as at the end of year	1,226,442	1,226,429
2017 medium-term notes (1 st) [member]
Disclosure of long-term bonds [line items]
Face value	¥ 5,000,000	¥ 5,000,000
Issuance Date	July 2017	July 2017
Initial Period	5 years	5 years
Initial Distribution Rate	4.69%	4.69%
Effective Rate	4.90%	4.90%
Issue Price	¥ 5,000,000	¥ 5,000,000
Balance as at the end of last year	5,113,989	5,001,878
Interest	234,500	234,500
Amortization	939	965
Repayment	(234,500)
Interest Payable	111,147	111,146
Balance as at the end of year	5,114,928	5,113,989
2017 debt financing instrument (1 st) [member]
Disclosure of long-term bonds [line items]
Face value		¥ 500,000
Issuance Date		July 2017
Initial Period		3 years
Initial Distribution Rate		4.75%
Effective Rate		4.81%
Issue Price		¥ 500,000
Balance as at the end of last year		499,846
Interest		23,750
Amortization		154
Repayment		(500,000)
2017 corporate bonds (1 st) [member]
Disclosure of long-term bonds [line items]
Face value		¥ 2,300,000
Issuance Date		November 2017
Initial Period		3 years
Initial Distribution Rate		4.99%
Effective Rate		4.99%
Issue Price		¥ 2,300,000
Balance as at the end of last year		2,299,962
Interest		114,770
Amortization		38
Repayment		(2,300,000)
2018 corporate bonds (1 st) [member]
Disclosure of long-term bonds [line items]
Face value	¥ 1,500,000	¥ 1,500,000
Issuance Date	April 2018	April 2018
Initial Period	3 years	3 years
Initial Distribution Rate	4.90%	4.90%
Effective Rate	4.90%	4.90%
Issue Price	¥ 1,500,000	¥ 1,500,000
Balance as at the end of last year	1,554,843	1,500,040
Interest	18,727	73,500
Amortization	(70)	30
Repayment	(1,573,500)
Interest Payable		54,773
Balance as at the end of year		1,554,843
2018 medium-term notes (1 st) [member]
Disclosure of long-term bonds [line items]
Face value	¥ 3,000,000	¥ 3,000,000
Issuance Date	May 2018	May 2018
Initial Period	3 years	3 years
Initial Distribution Rate	4.80%	4.80%
Effective Rate	4.91%	4.91%
Issue Price	¥ 3,000,000	¥ 3,000,000
Balance as at the end of last year	3,095,285	2,996,069
Interest	47,738	144,000
Amortization	977	2,953
Repayment	(3,144,000)
Interest Payable		96,263
Balance as at the end of year		3,095,285
2018 medium-term notes (2 nd) [member]
Disclosure of long-term bonds [line items]
Face value	¥ 2,000,000	¥ 2,000,000
Issuance Date	July 2018	July 2018
Initial Period	3 years	3 years
Initial Distribution Rate	4.41%	4.41%
Effective Rate	4.56%	4.56%
Issue Price	¥ 2,000,000	¥ 2,000,000
Balance as at the end of last year	2,043,397	2,001,342
Interest	46,154	88,200
Amortization	1,448	9
Repayment	(2,088,200)
Interest Payable		42,046
Balance as at the end of year	2,799	2,043,397
2018 debt financing instrument (1 st) [member]
Disclosure of long-term bonds [line items]
Face value	¥ 2,500,000	¥ 2,500,000
Issuance Date	July 2018	July 2018
Initial Period	3 years	3 years
Initial Distribution Rate	4.68%	4.68%
Effective Rate	4.81%	4.81%
Issue Price	¥ 2,500,000	¥ 2,500,000
Balance as at the end of last year	2,549,443	2,495,547
Interest	66,033	117,000
Amortization	1,524	2,929
Repayment	(2,617,000)
Interest Payable		50,967
Balance as at the end of year		2,549,443
2018 corporate bonds (2 nd) [member]
Disclosure of long-term bonds [line items]
Face value	¥ 5,000,000	¥ 5,000,000
Issuance Date	September 2018	September 2018
Initial Period	10 years	10 years
Initial Distribution Rate	5.05%	5.05%
Effective Rate	5.05%	5.05%
Issue Price	¥ 5,000,000	¥ 5,000,000
Balance as at the end of last year	5,078,194	4,999,993
Interest	252,500	252,500
Amortization	30	30
Repayment	(252,500)
Interest Payable	78,171	78,171
Balance as at the end of year	5,078,224	5,078,194
2019 corporate bonds (1 st) [member]
Disclosure of long-term bonds [line items]
Face value	¥ 2,300,000	¥ 2,300,000
Issuance Date	April 2019	April 2019
Initial Period	10 years	10 years
Initial Distribution Rate	4.70%	4.70%
Effective Rate	4.70%	4.70%
Issue Price	¥ 2,300,000	¥ 2,300,000
Balance as at the end of last year	2,374,934	2,299,990
Interest	108,100	108,100
Amortization	14	14
Repayment	(108,100)
Interest Payable	74,930	74,930
Balance as at the end of year	2,374,948	2,374,934
2019 corporate bonds (2 nd) [member]
Disclosure of long-term bonds [line items]
Face value	¥ 1,000,000	¥ 1,000,000
Issuance Date	July 2019	July 2019
Initial Period	3 years	3 years
Initial Distribution Rate	3.55%	3.55%
Effective Rate	3.55%	3.55%
Issue Price	¥ 1,000,000	¥ 1,000,000
Balance as at the end of last year	1,017,142	1,000,007
Interest	35,501	35,500
Amortization	17	17
Repayment	(35,500)
Interest Payable	17,118	17,118
Balance as at the end of year	1,017,160	1,017,142
2019 medium-term notes (1 st) [member]
Disclosure of long-term bonds [line items]
Face value	¥ 500,000	¥ 500,000
Issuance Date	July 2019	July 2019
Initial Period	3 years	3 years
Initial Distribution Rate	3.55%	3.55%
Effective Rate	3.65%	3.65%
Issue Price	¥ 500,000	¥ 500,000
Balance as at the end of last year	507,320	498,759
Interest	17,749	17,750
Amortization	488	488
Repayment	(17,750)
Interest Payable	8,073	8,073
Balance as at the end of year	507,807	507,320
2019 medium-term notes (2 nd) [member]
Disclosure of long-term bonds [line items]
Face value	¥ 1,500,000	¥ 1,500,000
Issuance Date	July 2019	July 2019
Initial Period	5 years	5 years
Initial Distribution Rate	3.85%	3.85%
Effective Rate	3.96%	3.96%
Issue Price	¥ 1,500,000	¥ 1,500,000
Balance as at the end of last year	1,521,142	1,493,433
Interest	57,750	57,750
Amortization	1,445	1,445
Repayment	(57,750)
Interest Payable	26,264	26,264
Balance as at the end of year	1,522,587	1,521,142
2020 corporate bonds (1st) [member]
Disclosure of long-term bonds [line items]
Face value	¥ 2,108,865	¥ 2,108,865
Issuance Date	February 2020	February 2020
Initial Period	5 years	5 years
Initial Distribution Rate	2.25%	2.25%
Effective Rate	2.32%	2.32%
Issue Price	¥ 2,108,865	¥ 2,108,865
Balance as at the end of last year	1,963,164
Issued Amount	40,197	2,108,865
Interest	42,354	40,838
Amortization	2,092	(9,456)
Repayment	(42,728)
Foreign Exchange Gain	8,520	(23,160)
Foreign Currency Transition Differences	(92,804)	(129,468)
Interest Payable	16,011	16,383
Balance as at the end of year	1,920,795	1,963,164
2020 corporate bonds (2nd) (member)
Disclosure of long-term bonds [line items]
Face value	¥ 2,108,865	¥ 2,108,865
Issuance Date	February 2020	February 2020
Initial Period	10 years	10 years
Initial Distribution Rate	2.63%	2.63%
Effective Rate	2.72%	2.72%
Issue Price	¥ 2,108,865	¥ 2,108,865
Balance as at the end of last year	1,957,722
Issued Amount	40,196	2,108,865
Interest	49,415	47,644
Amortization	1,643	(17,629)
Repayment	(49,849)
Foreign Exchange Gain	8,520	(23,160)
Foreign Currency Transition Differences	(92,450)	(129,468)
Interest Payable	18,679	19,114
Balance as at the end of year	1,915,197	¥ 1,957,722
2021 medium-term notes (1 st) [member]
Disclosure of long-term bonds [line items]
Face value	¥ 1,000,000
Issuance Date	February 2021
Initial Period	3 years
Initial Distribution Rate	3.45%
Effective Rate	3.66%
Issue Price	¥ 1,000,000
Issued Amount	1,000,000
Interest	30,814
Amortization	(202)
Interest Payable	30,814
Balance as at the end of year	1,030,612
2021 medium-term notes (2 nd) [member]
Disclosure of long-term bonds [line items]
Face value	¥ 2,500,000
Issuance Date	April 2021
Initial Period	3 years
Initial Distribution Rate	3.35%
Effective Rate	3.40%
Issue Price	¥ 2,500,000
Issued Amount	2,500,000
Interest	59,658
Amortization	(340)
Interest Payable	59,658
Balance as at the end of year	2,559,318
2021 corporate bonds (1st) [member]
Disclosure of long-term bonds [line items]
Face value	¥ 500,000
Issuance Date	May 2021
Initial Period	3 years
Initial Distribution Rate	3.35%
Effective Rate	3.35%
Issue Price	¥ 500,000
Issued Amount	500,000
Interest	10,187
Amortization	2
Interest Payable	10,188
Balance as at the end of year	510,189
2021 corporate bonds (2nd) [member]
Disclosure of long-term bonds [line items]
Face value	¥ 1,500,000
Issuance Date	May 2021
Initial Period	10 years
Initial Distribution Rate	3.97%
Effective Rate	3.97%
Issue Price	¥ 1,500,000
Issued Amount	1,500,000
Interest	36,220
Amortization	(8)
Interest Payable	36,219
Balance as at the end of year	1,536,212
2021 corporate bonds (3rd) [member]
Disclosure of long-term bonds [line items]
Face value	¥ 500,000
Issuance Date	June 2021
Initial Period	3 years
Initial Distribution Rate	3.33%
Effective Rate	3.33%
Issue Price	¥ 500,000
Issued Amount	500,000
Interest	9,488
Amortization	1
Interest Payable	9,488
Balance as at the end of year	509,489
2021 corporate bonds (4th) [member]
Disclosure of long-term bonds [line items]
Face value	¥ 3,500,000
Issuance Date	June 2021
Initial Period	10 years
Initial Distribution Rate	3.97%
Effective Rate	3.97%
Issue Price	¥ 3,500,000
Issued Amount	3,500,000
Interest	79,182
Amortization	(19)
Interest Payable	79,182
Balance as at the end of year	3,579,163
2021 corporate bonds (5th) [member]
Disclosure of long-term bonds [line items]
Face value	¥ 1,800,000
Issuance Date	June 2021
Initial Period	10 years
Initial Distribution Rate	3.99%
Effective Rate	3.99%
Issue Price	¥ 1,800,000
Issued Amount	1,800,000
Interest	38,172
Amortization	(10)
Interest Payable	38,173
Balance as at the end of year	1,838,162
2021 corporate bonds (6th) [member]
Disclosure of long-term bonds [line items]
Face value	¥ 2,000,000
Issuance Date	August 2021
Initial Period	3 years
Initial Distribution Rate	2.99%
Effective Rate	3.01%
Issue Price	¥ 2,000,000
Issued Amount	2,000,000
Interest	22,281
Amortization	(211)
Interest Payable	22,282
Balance as at the end of year	2,022,070
2021 corporate bonds (7th) [member]
Disclosure of long-term bonds [line items]
Face value	¥ 2,000,000
Issuance Date	November 2021
Initial Period	3 years
Initial Distribution Rate	3.07%
Effective Rate	3.07%
Issue Price	¥ 2,000,000
Issued Amount	2,000,000
Interest	6,224
Amortization	1
Interest Payable	6,224
Balance as at the end of year	2,006,225
2021 medium-term notes (3rd) [member]
Disclosure of long-term bonds [line items]
Face value	¥ 300,000
Issuance Date	December 2021
Initial Period	3 years
Initial Distribution Rate	2.95%
Effective Rate	2.95%
Issue Price	¥ 300,000
Issued Amount	300,000
Interest	123
Interest Payable	123
Balance as at the end of year	¥ 300,123